Risk management and financial instruments (Tables)	12 Months Ended
Dec. 31, 2012
Risk management and financial instruments [Abstract]
Interest rate swap and cross currency interest rate swap agreements
The Company's interest rate swap agreements as at December 31, 2012, were as follows:

Outstanding principal (In US$ millions)	Receive rate	Pay rate	Length of contract
289	3 month LIBOR	1.11%	Oct 2012 – Dec 2019
289	3 month LIBOR	1.38%	Oct 2012 – Dec 2022
100	3 month LIBOR	1.36%	Oct 2012 – Oct 2019
250	3 month LIBOR	0.74%	Nov 2012 – Nov 2017
200	3 month LIBOR	1.36%	Oct 2012 – Oct 2019

Carrying value and estimated fair value of financial instruments
The carrying value and estimated fair value of the Company's financial assets and liabilities as of December 31, 2012 and December 31, 2011 are as follows:

	December 31, 2012		December 31, 2011
(In US$ millions)	Fair Value	Carrying Value	Fair Value	Carrying Value

Cash and cash equivalents	19.4	19.4	15.4	15.4
Current portion of long term debt to related party	225.5	225.5	180.9	180.9
Long-term portion of interest bearing debt to related party	966.7	966.7	1,149.6	1,149.6

Financial instruments measured at fair value on a recurring basis
Financial instruments that are measured at fair value on a recurring basis:

	Fair value December 31, 2012	Fair value measurements at reporting date using
		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In US$ millions)		(Level 1)	(Level 2)	(Level 3)
Liabilities:
Interest rate swap contracts	5.9	-	5.9	-
Total liabilities	5.9	-	5.9	-